Segment Information - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Pre-publication investment	£ 388,000,000	£ 361,000,000	£ 395,000,000
Amortisation	525,000,000	561,000,000	619,000,000
Sales	4,129,000,000	4,513,000,000	4,552,000,000
Cost of major restructuring incurred	102,000,000	79,000,000	338,000,000
onerous leases	91,000,000
Profit from sale of property	81,000,000
Intangible amortisation charges	113,000,000	166,000,000	2,769,000,000
Impairment of goodwill			2,548,000,000
Other gains and losses	230,000,000	128,000,000	(25,000,000)
Profit on sale of test preparation business		44,000,000
Other gains and losses		96,000,000
Share of profit from associates adversely impacted		8,000,000
Property, plant and equipment and intangible assets acquired through business combination		0
WSE [member]
Disclosure of operating segments [line items]
Other gains and losses	207,000,000
UTEL [member]
Disclosure of operating segments [line items]
Other gains and losses	19,000,000
Other smaller disposal items [member]
Disclosure of operating segments [line items]
Other gains and losses	4,000,000
North America [member]
Disclosure of operating segments [line items]
Sales	2,784,000,000	2,929,000,000	2,981,000,000
North America [member] | Pre-publication investment [member]
Disclosure of operating segments [line items]
Pre-publication investment	60,000,000
North America [member] | Amortisation [member]
Disclosure of operating segments [line items]
Amortisation	67,000,000
North America [member] | Goodwill [member]
Disclosure of operating segments [line items]
Impairment of goodwill			2,548,000,000
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Sales	£ 0	£ 0	£ 0